PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2022	88	2	27	117
Allowance	—	—	1	1
Amounts used	(1)	(1)	(1)	(3)
Unused amounts reversed	—	—	(2)	(2)
Effects of changes in foreign exchange rates	3	—	2	5
At June 30, 2022	90	1	27	118

Of which non-current	80	1	15	96
Of which current	10	—	12	22

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At June 30, 2022	At December 31, 2021
Litigation	16	16
Disease claims	10	9
Other	1	2
Total provisions for legal claims and other costs	27	27